UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
           --------------------------------------------------
Address:   677 Madison Avenue, 3rd Floor
           --------------------------------------------------
           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          08/13/02
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:       $126,825
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE

                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
TRANSOCEAN INC     ORD          G90078109    312     10,000   SH         SOLE          10,000   0       0
-----------------------------------------------------------------------------------------------------------
AUTOLIV INC        COMMON       052800109  1,137     45,114   SH         SOLE          45,114   0       0
-----------------------------------------------------------------------------------------------------------
AVON PRODS INC     COMMON       054303102 16,518    316,200   SH         SOLE         316,200   0       0
-----------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP  COMMON       067901108    438     23,002   SH         SOLE          23,002   0       0
-----------------------------------------------------------------------------------------------------------
BRASS EAGLE INC    COMMON       10553F106  1,013    160,800   SH         SOLE         160,800   0       0
-----------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN
 SANTA FE C        COMMON       12189T104 17,623    587,436   SH         SOLE         587,436   0       0
-----------------------------------------------------------------------------------------------------------
COVANCE INC        COMMON       222816100    353     18,800   SH         SOLE          18,800   0       0
-----------------------------------------------------------------------------------------------------------
CTS CORP           COMMON       126501105    181     15,000   SH         SOLE          15,000   0       0
-----------------------------------------------------------------------------------------------------------
CONAGRA FOODS INC  COMMON       205887102    290     10,500   SH         SOLE          10,500   0       0
-----------------------------------------------------------------------------------------------------------
DU PONT E I DE
 NEMOURS  & CO     COMMON       263534109  1,732     39,000   SH         SOLE          39,000   0       0
-----------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE
 PLC              SPONSORED ADR 37733W105 23,635    547,860   SH         SOLE         547,860   0       0
-----------------------------------------------------------------------------------------------------------
HALLIBURTON CO     COMMON       406216101  2,373    148,856   SH         SOLE         148,856   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC COMMON       438516106 16,600    471,176   SH         SOLE         471,176   0       0
-----------------------------------------------------------------------------------------------------------
IXYS CORP          COMMON       46600W106    217     40,400   SH         SOLE          40,400   0       0
-----------------------------------------------------------------------------------------------------------
J P  MORGAN CHASE
 & CO              COMMON       46625H100  4,396    129,600   SH         SOLE         129,600   0       0
-----------------------------------------------------------------------------------------------------------
KANEB SERVICES LLC COMMON       484173109    760     38,000   SH         SOLE          38,000   0       0
-----------------------------------------------------------------------------------------------------------
MOTOROLA INC       COMMON       620076109 14,137    980,400   SH         SOLE         980,400   0       0
-----------------------------------------------------------------------------------------------------------
PETROLEUM GEO SVCS SPON ADR     716597109     54     15,000   SH         SOLE          15,000   0       0
-----------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO COMMON       723787107  1,954     75,000   SH         SOLE          75,000   0       0
-----------------------------------------------------------------------------------------------------------
PRIDE INTL INC DEL COMMON       74153Q102  1,560     99,600   SH         SOLE          99,600   0       0
-----------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP COMMON       78440X101  2,852     80,000   SH         SOLE          80,000   0       0
-----------------------------------------------------------------------------------------------------------
SEQUA CORPORATION  CL A         817320104  4,805     73,486   SH         SOLE          73,486   0       0
-----------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW COMMON       844030106  1,536     90,351   SH         SOLE          90,351   0       0
-----------------------------------------------------------------------------------------------------------
TELEPHONE & DATA
 SYS INC           COMMON       879433100  1,817     30,000   SH         SOLE          30,000   0       0
-----------------------------------------------------------------------------------------------------------
UNITED INDL CORP   COMMON       910671106  2,788    127,600   SH         SOLE         127,600   0       0
-----------------------------------------------------------------------------------------------------------
VARCO INTL INC
 DEL              COMMON        922122106    941     53,640   SH         SOLE          53,640   0       0
-----------------------------------------------------------------------------------------------------------
VODAPHONE GROUP    SPONSORED
 PLC NEW           ADR          92857W100  3,087    226,120   SH         SOLE         226,120   0       0
-----------------------------------------------------------------------------------------------------------
WELLS FARGO & CO
 NEW               COMMON       949746101  3,113     62,180   SH         SOLE          62,180   0       0
-----------------------------------------------------------------------------------------------------------
WORLDCOM INC GA  WRLDCOM GP COM 98157D106    366    440,806   SH         SOLE         440,806   0       0
NEW
-----------------------------------------------------------------------------------------------------------
WORLDCOM INC GA  MCI GROUP COM  98157D304     30     17,632   SH         SOLE          17,632   0       0
NEW
-----------------------------------------------------------------------------------------------------------
XANSER CORP        COMMON       98389J103    207    114,000   SH         SOLE         114,000   0       0
-----------------------------------------------------------------------------------------------------------

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